Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of future minimum rental payments for operating leases
As of December 31, 2023, maturities of lease liabilities under existing operating leases are:

	Restaurant	Other	Total
2024	$149,121	$6,162	$155,283
2025	143,698	5,347	149,045
2026	137,788	4,549	142,337
2027	132,948	3,614	136,562
2028	127,169	1,572	128,741
Thereafter	1,001,831	4,380	1,006,211
Total lease payments	$1,692,555	$25,624	$1,718,179
Lease discount			(771,565)
Operating lease liability			$946,614

Schedule of components of lease cost
The following table is a summary of the Company’s components of lease cost for fiscal years 2023, 2022 and 2021:

Lease Expense	Statements of Income Location	2023	2022	2021
Operating lease expense - Minimum rentals:
Company-operated restaurants	Occupancy and other operating expenses	$(131,613)	$(117,723)	$(94,254)
Franchised restaurants	Franchised restaurants - occupancy expenses	(47,975)	(44,656)	(29,969)
General and administrative	General and administrative expenses	(8,472)	(6,746)	(6,590)
Subtotal		(188,060)	(169,125)	(130,813)
Variable lease expense - Contingent rentals based on sales:
Company-operated restaurants	Occupancy and other operating expenses	(46,861)	(36,322)	(27,262)
Franchised restaurants	Franchised restaurants - occupancy expenses	(15,603)	(10,810)	(9,505)
Subtotal		(62,464)	(47,132)	(36,767)
Total lease expense		$(250,524)	$(216,257)	$(167,580)

Other information	2023
Weighted-average remaining lease term (years)
Operating leases	7
Weighted-average discount rate
Operating leases	6.5%